Related-party transactions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets	$ 181,645	$ 217,067
Liabilities	122,295	138,092
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets	13,540	17,965
Liabilities	4,135	3,924
Current [member]
IfrsStatementLineItems [Line Items]
Assets	1,557	2,684
Liabilities	1,382	1,676
Non Current [Member]
IfrsStatementLineItems [Line Items]
Assets	11,983	15,281
Liabilities	2,753	2,248
Petros [Member]
IfrsStatementLineItems [Line Items]
Assets	44	64
Liabilities	234	305
Government bonds [member]
IfrsStatementLineItems [Line Items]
Assets	1,114	1,819
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets	12,030	15,526
Liabilities	2,675	2,119
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets		278
Brazilian Federal Government [Member]
IfrsStatementLineItems [Line Items]
Liabilities	1,046	1,378
PPSA [Member]
IfrsStatementLineItems [Line Items]
Liabilities	79	28
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Assets	235	138
Liabilities	85	80
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Assets	52	95
Liabilities	15	10
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	117	140
Liabilities	16	14
Petrochemical Companies [Member]
IfrsStatementLineItems [Line Items]
Assets	65	45
Liabilities	1	4
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	13,379	17,761
Liabilities	$ 3,885	$ 3,605